Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
The table below presents goodwill balances by business segment at December 31, 2014 and 2013. Effective January 1, 2015, the Corporation changed its basis of presentation related to its business segments. For more information on this realignment, see Note 1 – Summary of Significant Accounting Principles. As part of the realignment, the Corporation moved a portion of the Business Banking business, including $1.6 billion of goodwill, from the former Consumer & Business Banking segment to Global Banking. This business constitutes a new reporting unit, Business Banking Regions, within the Global Banking segment. The remaining portion of the Business Banking business will be evaluated with Deposits as a single reporting unit within Consumer Banking. Prior periods have been reclassified to conform to current period presentation.
The reporting units utilized for goodwill impairment testing are the operating segments or one level below.

Goodwill

	December 31
(Dollars in millions)	2014	2013
Consumer Banking	$30,125	$30,123
Global Wealth & Investment Management	9,698	9,698
Global Banking	23,923	23,923
Global Markets	5,197	5,197
All Other	834	903
Total goodwill	$69,777	$69,844

For purposes of goodwill impairment testing, the Corporation utilizes allocated equity as a proxy for the carrying value of its reporting units. Allocated equity in the reporting units is comprised of allocated capital plus capital for the portion of goodwill and intangibles specifically assigned to the reporting unit. The goodwill impairment test involves comparing the fair value of each reporting unit with its carrying value, including goodwill, as measured by allocated equity. During 2014, the Corporation made refinements to the amount of capital allocated to each of its businesses based on multiple considerations that included, but were not limited to, risk-weighted assets measured under the Basel 3 Standardized and Advanced approaches, business segment exposures and risk profile, and strategic plans. As a result of this process, in 2014, the Corporation adjusted the amount of capital being allocated to its business segments. This change resulted in a reduction of the unallocated capital, which is reflected in All Other, and an aggregate increase to the amount of capital being allocated to the business segments. An increase in allocated capital in the business segments generally results in a reduction of the excess of the fair value over the carrying value and a reduction to the estimated fair value as a percentage of allocated carrying value for an individual reporting unit.
Also, certain changes were made to allocated capital to reflect the segment realignment described above. Prior periods have been reclassified to conform to the current period presentation.
There was no goodwill in LAS at December 31, 2014 and 2013.
Impairment Tests
During the three months ended September 30, 2014 and 2013, the Corporation completed its annual goodwill impairment test as of June 30 for all applicable reporting units. Based on the results of the annual goodwill impairment test, the Corporation determined there was no impairment.
The realignment triggered a test for goodwill impairment, which was performed both immediately before and after the realignment. In performing the goodwill impairment test, the Corporation compared the fair value of the affected reporting units with their carrying value as measured by allocated equity. The fair value of the affected reporting units exceeded their carrying value and, accordingly, no goodwill impairment resulted from the realignment.
Intangible Assets
The table below presents the gross carrying value and accumulated amortization for intangible assets at December 31, 2014 and 2013.

Intangible Assets (1, 2)

	December 31
	2014			2013
(Dollars in millions)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Purchased credit card relationships	$5,504	$4,527	$977	$6,160	$4,849	$1,311
Core deposit intangibles	1,779	1,382	397	3,592	3,055	537
Customer relationships	4,025	2,648	1,377	4,025	2,281	1,744
Affinity relationships	1,565	1,283	282	1,575	1,197	378
Other intangibles	2,045	466	1,579	2,045	441	1,604
Total intangible assets	$14,918	$10,306	$4,612	$17,397	$11,823	$5,574

(1)	Excludes fully amortized intangible assets.

(2)	At December 31, 2014 and 2013, none of the intangible assets were impaired.
The table below presents intangible asset amortization expense for 2014, 2013 and 2012.

Amortization Expense

(Dollars in millions)	2014	2013	2012
Purchased credit card and Affinity relationships	$415	$475	$556
Core deposit intangibles	140	197	254
Customer relationships	355	371	391
Other intangibles	26	43	63
Total amortization expense	$936	$1,086	$1,264

The table below presents estimated future intangible asset amortization expense at December 31, 2014.

Estimated Future Amortization Expense

(Dollars in millions)	2015	2016	2017	2018	2019
Purchased credit card and Affinity relationships	$358	$299	$239	$180	$121
Core deposit intangibles	122	105	91	80	7
Customer relationships	340	325	310	302	286
Other intangibles	16	9	6	3	1
Total estimated future amortization expense	$836	$738	$646	$565	$415